Other Income - Schedule of Other Income (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Other Income [Abstract]
Foreign exchange gain	$ 155,906	$ 3,571
Research & Development - tax incentive	247,487	143,313
Other income	$ 403,393	$ 146,884